Financial Instruments And Risks - Summary Of Illustrates The Impact of An Appreciation Or Depreciation (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments And Risks [Abstract]
5% appreciation of RMB	¥ 699,049	¥ 131,228
5% depreciation of RMB	¥ (699,049)	¥ (131,228)